Intangible Asset (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 826,074	$ 567,181
Impairment charges	$ 3,842,259